Balance Sheet Components - Property and equipment, net (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net
Property and equipment, gross	$ 175,676		$ 175,676		$ 473,202	$ 154,009
Less accumulated depreciation	(104,090)		(104,090)		(172,538)	(42,241)
Property and equipment, net	71,586		71,586		300,664	111,768
Depreciation	11,000	$ 42,000	53,000	$ 52,000	136,000	50,000
Computer Equipment [Member]
Property and Equipment, Net
Property and equipment, gross	$ 147,978		$ 147,978		$ 148,832	125,139
Computer Equipment [Member] | Maximum [Member]
Property and Equipment, Net
Useful Lives	4 years		4 years		4 years
Computer Equipment [Member] | Minimum [Member]
Property and Equipment, Net
Useful Lives	3 years		3 years		3 years
Furniture and Fixtures [Member]
Property and Equipment, Net
Property and equipment, gross	$ 27,698		$ 27,698		$ 27,220	$ 28,870
Useful Lives	10 years		10 years		10 years
Technology Equipment [Member]
Property and Equipment, Net
Property and equipment, gross					$ 297,150
Useful Lives	2 years 6 months		2 years 6 months
Phone-equipment
Property and Equipment, Net
Property and equipment, gross					$ 297,150
Useful Lives					2 years 6 months